Share-Based Payment - Schedule of Share-Based Payment (Details)	6 Months Ended
Jun. 30, 2025 shares
Employee Share Option [Member]
Schedule of Share-Based Payment [Line Items]
Grant date	Jan. 01, 2017
Quantity granted (Units)	10,630	[1]
Contract period	5 years
Vesting conditions	Note 2
Employee Share Options One [Member]
Schedule of Share-Based Payment [Line Items]
Grant date	Jan. 01, 2018
Quantity granted (Units)	3,400	[1]
Contract period	5 years
Vesting conditions	Note 2
Employee Share Options Two [Member]
Schedule of Share-Based Payment [Line Items]
Grant date	Jan. 01, 2019
Quantity granted (Units)	18,600	[1]
Contract period	5 years
Vesting conditions	Note 2
Employee Share Options Three [Member]
Schedule of Share-Based Payment [Line Items]
Grant date	Oct. 05, 2021
Quantity granted (Units)	20,741	[1]
Contract period	5 years
Vesting conditions	Note 3
Employee Share Options Four [Member]
Schedule of Share-Based Payment [Line Items]
Grant date	Oct. 05, 2021
Quantity granted (Units)	11,352	[1]
Contract period	5 years
Vesting conditions	Note 2
Employee Share Option Five [Member]
Schedule of Share-Based Payment [Line Items]
Grant date	Feb. 23, 2022
Quantity granted (Units)	27,468	[1]
Contract period	5 years
Vesting conditions	Note 2

[1]	Employee share options granting period and exercise conditions are as follows: